INCOME TAXES:	12 Months Ended
Dec. 31, 2011
INCOME TAXES:
INCOME TAXES:

NOTE 4—INCOME TAXES:

The domestic and foreign components of pretax income are as follows:

	2011	2010	2009
Domestic	$56,651	$59.308	$68,649
Foreign	4,261	13,760	(5,600)
	$60,912	$73,068	$63,049

The provision for income taxes is comprised of the following:

	2011	2010	2009
Current:
Federal	$15,568	$10,251	$21,836
Foreign	559	806	500
State	863	1,455	1,665
	16,990	12,512	24,001
Deferred:
Federal	(1,230)	5,622	(432)
Foreign	1,221	2,518	(12,987)
State	(7)	(647)	(690)
	(16)	7,493	(14,109)
	$16,974	$20,005	$9,892

Significant components of the Company’s net deferred tax liability at year end were as follows:

	December 31,
	2011	2010
Deferred tax assets:
Accrued customer promotions	$1,920	$1,634
Deferred compensation	15,593	11,602
Postretirement benefits	9,139	6,596
Other accrued expenses	6,347	5,475
Foreign subsidiary tax loss carry forward	16,406	16,582
Tax credit carry forward	841	978
Realized capital losses	1,349	—
Unrealized capital loss	6,401	6,566
	57,996	49,433
Valuation reserve	(2,190)	(686)
Total deferred tax assets	$55,806	$48,747
Deferred tax liabilities:
Depreciation	$35,103	$32,376
Deductible goodwill and trademarks	38,635	35,790
Accrued export company commissions	4,649	4,532
Employee benefit plans	2,248	3,506
Inventory reserves	1,733	1,871
Prepaid insurance	289	377
Accounts receivable	733	624
Deferred gain on sale of real estate	7,644	7,644
Total deferred tax liabilities	$91,034	$86,720
Net deferred tax liability	$35,228	$37,973

At December 31, 2011, the Company recognized $3,854 of benefits related to capital loss carry forwards. The carry forward losses will begin to expire in 2013. A valuation allowance has been established for the carry forward losses to reduce the future income tax benefits to amounts expected to be realized.

At December 31, 2011 the Company recognized $841 of benefits related to foreign subsidiary tax credit carry forwards. The carry forward credits expire in 2017. A valuation allowance has been established for the carry forward losses to reduce the future income tax benefits to amounts expected to be realized.

At December 31, 2011, the tax benefits of foreign subsidiary tax loss carry forwards expiring by year are as follows: $697 in 2014, $2,672 in 2015, $366 in 2026, $640 in 2027, $6,578 in 2028, $4,681 in 2029 and $772 in 2031.

Certain out of period items have been included in the 2011 provision that are immaterial individually and in the aggregate. The effective income tax rate differs from the statutory rate as follows:

	2011	2010	2009
U.S. statutory rate	35.0%	35.0%	35.0%
State income taxes, net	1.2	1.1	1.7
Exempt municipal bond interest	(0.5)	(0.4)	(0.7)
Foreign tax rates	(0.4)	(2.0)	(4.9)
Release of prior period valuation allowances	—	—	(13.3)
Qualified domestic production activities deduction	(2.5)	(2.6)	(2.0)
Tax credits receivable	(0.4)	(0.2)	(0.4)
Adjustment of deferred tax balances	(1.7)	—	—
Reserve for uncertain tax benefits	(0.6)	(2.3)	1.3
Other, net	(2.2)	(1.2)	(1.0)
Effective income tax rate	27.9%	27.4%	15.7%

In connection with the acquisition in 2004 of Concord Confections, a Canadian subsidiary, the Company established an inter-company financing structure which included a loan from the U.S. parent to the Canadian subsidiary. By December of 2006, significant operating losses had accumulated in Canada and management determined that the realization of the net operating loss carry forward benefits was not more-likely-than-not, and provided a full tax valuation allowance. Consistent with relevant accounting guidance, these benefits continued to be reserved through 2008 and through the third quarter of 2009.

In December of 2008, a new U.S./Canada income tax treaty (Treaty) was ratified which effectively denies certain inter-company interest benefits to the U.S. shareholder of a Canadian company. Accordingly, in December of 2009, the Company decided to recapitalize its Canadian operations effective January 1, 2010. During the fourth quarter of 2009, the Company considered all of the evidence and relevant accounting guidance related to this recapitalization and based on reasonable assumptions, the Company concluded that it was more-likely-than-not that it would realize substantially all of the deferred tax assets related to the Canadian net operating loss carry forward benefits because it is expected that sufficient levels of income will be generated in the foreseeable future. As a result, the Company released $8.4 million of prior period valuation allowances and $2.3 million of allowances that were provided through the first nine months of 2009.

The Treaty also introduced a phase out of the withholding tax on payments from Canada to the U.S. allowing the Company to qualify for a zero percent withholding rate in 2010 if certain requirements of the Treaty were met. On January 4, 2010, the Canadian subsidiary repaid accrued interest to its U.S. parent in a manner consistent with these requirements. As a result, $1.5 million of withholding taxes accrued for 2007 and 2008 and through the third quarter of 2009 were released in the fourth quarter of 2009.

The Company has not provided for U.S. federal or foreign withholding taxes on $6,410 and $4,787 of foreign subsidiaries’ undistributed earnings as of December 31, 2011 and December 31, 2010, respectively, because such earnings are considered to be permanently reinvested. It is not practicable to determine the amount of income taxes that would be payable upon remittance of the undistributed earnings.

The Company recognizes interest and penalties related to unrecognized tax benefits in the provision for income taxes on the Consolidated Statements of Earnings.

At December 31, 2011 and 2010, the Company had unrecognized tax benefits of $6,804 and $8,138, respectively. Included in this balance is $4,199 and $4,949, respectively, of unrecognized tax benefits that, if recognized, would favorably affect the annual effective income tax rate. As of December 31, 2011 and 2010, $1,541 and $1,697, respectively, of interest and penalties were included in the liability for uncertain tax positions.

A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows:

	2011	2010	2009
Unrecognized tax benefits at January 1	$8,138	$14,370	$13,069
Increases in tax positions for the current year	320	632	2,661
Reductions in tax positions for lapse of statute of limitations	(668)	(1,122)	(514)
Reductions in tax positions for withdrawal of positions previously taken	—	(5,256)	—
Reductions in tax positions for effective settlements	(986)	(486)	(846)
Unrecognized tax benefits at December 31	$6,804	$8,138	$14,370

The Company is subject to taxation in the U.S. and various state and foreign jurisdictions. The Company remains subject to examination by U.S. federal and state and foreign tax authorities for the years 2008 through 2010. With few exceptions, the Company is no longer subject to examinations by tax authorities for the year 2007 and prior.

The Company is currently subject to a U.S. federal examination for tax year 2009. The field work has not yet concluded and the Company is unable to determine the outcome at this time. The Company’s Canadian subsidiary is currently subject to examination by the Canada Revenue Agency for tax years 2005 and 2006. The Company is unable to determine the outcome of the examination at this time. In addition, the Company is currently subject to various state tax examinations. One of the state examinations has been effectively settled and the corresponding liability for unrecognized tax benefits has been reduced. Although the Company is unable to determine the ultimate outcome of the ongoing examinations, the Company believes that its liability for uncertain tax positions relating to these jurisdictions for such years is adequate.

Beginning in 2008, statutory income tax rates in Canada will be reduced five percentage points with the final rate reduction coming in 2014. Accordingly in 2009, the Company’s Canadian subsidiary has revalued its deferred tax assets and liabilities based on the rate in effect for the year the differences are expected to reverse.